Taxes on Income - Unrecognized tax benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecognized tax benefits
Unrecognized tax benefits, beginning	$ 5	$ 4	$ 3
Additions based on tax positions related to the current year		1	1
Reduction for settlements	(3)
Unrecognized tax benefits, ending	$ 2	$ 5	$ 4